PROPERTY, PLANT AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5— PROPERTY, PLANT AND EQUIPMENT, NET

	September 30, 2023	December 31, 2022
Buildings	$11,804	$12,487
Vehicles	40,132	42,453
Construction in progress	10,288,183	10,883,051
Subtotal	10,340,119	10,937,991
Less: accumulated depreciation	(20,439)	(14,381)
Property, plant and equipment, net	$10,319,680	$10,923,610

Depreciation expense was $2,294 and $2,340 for the three-month period ended September 30, 2023 and 2022, respectively, and $9,465 and $12,494 for the nine-month period ended September 30, 2023 and 2022, respectively

Pursuant to local PRC government guidelines on local environment issues and the national overall plan, Sichuan Wetouch is under the government directed relocation order to relocate no later than December 31, 2021 and received compensation accordingly. On March 18, 2021, pursuant to the agreement with the local government and an appraisal report issued by a mutual agreed appraiser, Sichuan Wetouch received a compensation of RMB115.2 million ($15.8 million) (“Compensation Funds”) for the withdrawal of the right to use of state-owned land and the demolition of all buildings, facilities, equipment and all other appurtenances on the land.

On March 16, 2021, in order to minimize interruption of our business, Sichuan Vtouch entered into a leasing agreement with Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (later renamed as Meishan Huantian Industrial Co., Ltd.), a limited company owned by the local government, to lease the property, and all buildings, facilities and equipment thereon (“Demised Properties) of Sichuan Wetouch, commencing from April 1, 2021 until December 31, 2021 at a monthly rent of RMB300,000 ($41,372), and renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($52,825) from January 1, 2022 till October 31, 2024 for the use of the Demised Properties.

NOTE 5— PROPERTY, PLANT AND EQUIPMENT, NET

	December 31, 2022	December 31, 2021
Buildings	$12,487	$13,514
Vehicles	42,453	45,948
Construction in progress	10,883,051	11,778,957
Subtotal	10,937,991	11,838,419
Less: accumulated depreciation	(14,381)	(5,117)
Property, plant and equipment, net	$10,923,610	$11,833,302

Depreciation expense was $9,891 and $5,117 for the years ended December 31, 2022 and 2021, respectively.

Pursuant to local PRC government guidelines on local environment issues and the national overall plan, Sichuan Wetouch is under the government directed relocation order to relocate no later than December 31, 2021 and received compensation accordingly. On March 18, 2021, pursuant to the agreement with the local government and an appraisal report issued by a mutual agreed appraiser, Sichuan Wetouch received a compensation of RMB115.2 million ($16.7 million) (“Compensation Funds”) for the withdrawal of the right to use of state-owned land and the demolition of all buildings, facilities, equipment and all other appurtenances on the land. During the year ended December 31, 2021, the Company recorded a gain of $7,648,423 for the asset disposal including $872,045 loss of asset disposal of intangible assets .

On March 16, 2021, in order to minimize interruption of our business, Sichuan Vtouch entered into a leasing agreement with Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (later renamed as Meishan Huantian Industrial Co., Ltd.), a limited company owned by the local government, to lease the property, and all buildings, facilities and equipment thereon (“Demised Properties) of Sichuan Wetouch, commencing from April 1, 2021 until December 31, 2021 at a monthly rent of RMB300,000 ($43,496), and renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($57,994) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties.